Share-based payments (Tables)	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Stock Option, RSU and PSU Transactions
Stock option transactions are as follows:

	Year ended
	March 31, 2024		April 2, 2023
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$36.58	4,055,199	$42.99	2,722,690
Granted to purchase shares	$19.77	1,278,211	$24.63	1,580,506
Exercised	$1.61	(64,058)	$0.23	(60,248)
Cancelled	$28.83	(660,575)	$40.66	(187,749)
Options outstanding, end of period	$33.51	4,608,777	$36.58	4,055,199
RSUs transactions are as follows:

	Year ended
	March 31, 2024	April 2, 2023
	Number of shares	Number of shares
RSUs outstanding, beginning of period	318,082	215,590
Granted	438,814	209,187
Settled	(134,475)	(87,034)
Cancelled	(141,903)	(19,661)
RSUs outstanding, end of period	480,518	318,082
PSUs transactions are as follows:

	Year ended
	March 31, 2024	April 2, 2023
	Number of shares	Number of shares
PSUs outstanding, beginning of period	—	—
Granted	399,349	—
Cancelled	(56,424)	—
PSUs outstanding, end of period	342,925	—

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at March 31, 2024:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted average remaining life in years	Number	Weighted average remaining life in years
$0.02	15,434	0.0	15,434	0.0
$1.79	44,307	0.8	44,307	0.8
$8.94	122,221	2.8	122,221	2.8
$14.29	2,565	9.6	—	0.0
$16.21	519,884	9.9	—	0.0
$22.24	611,798	9.1	—	0.0
$23.64	42,576	3.4	42,576	3.4
$23.77	12,285	8.2	3,072	8.2
$24.64	1,169,619	7.9	322,809	7.2
$30.73	48,730	3.0	48,730	3.0
$31.79	35,622	3.6	35,622	3.6
$33.97	635,096	5.8	462,427	5.6
$45.34	33,708	4.0	33,708	4.0
$48.93	541,197	6.9	284,064	6.6
$50.00	250,000	6.2	187,500	6.2
$63.03	359,157	4.8	359,157	4.8
$83.53	164,578	3.8	164,578	3.8
	4,608,777	7.0	2,126,205	5.3

Schedule of Assumptions Used to Measure Fair Value of Options Granted
The assumptions used to measure the fair value of options granted under the Black-Scholes option pricing model at the grant date were as follows:

	Year ended
	March 31, 2024	April 2, 2023
Weighted average stock price valuation	$19.77	$24.63
Weighted average exercise price	$19.77	$24.63
Risk-free interest rate	4.09%	2.52%
Expected life in years	5.4	5.0
Expected dividend yield	—%	—%
Volatility	40%	40%
Weighted average fair value of options issued	$6.82	$7.86